Share-based Compensation - Summary of Fair Value of Each Share Options Granted (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	7 years	7 years
Exercise price	¥ 0.0004	¥ 0.0004
Risk-free interest rate, Minimum	3.10%	2.66%
Risk-free interest rate, Maximum	3.31%	3.31%
Expected dividend yield	0.00%	0.00%
Expected volatility, Minimum	33.35%	33.32%
Expected volatility, Maximum	33.56%	33.56%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant	¥ 8.53	¥ 8.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of the ordinary shares on the date of option grant	¥ 8.36	¥ 8.36